Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and cash equivalents	$ 1,118.3		$ 977.7
Receivables, net	1,688.0		1,509.3
Inventories, net	661.8		611.0
Income tax receivables	56.0		27.6
Prepaid expenses	86.1		59.6
Other current assets	90.2		104.0
Total current assets	3,700.4		3,289.2
Property, plant and equipment, net	1,336.2		1,232.8
Investments and other non-current assets	259.0		341.3
Goodwill	1,610.1		1,610.8
Intangible assets, net	77.3		96.2
Total assets	6,983.0		6,570.3
Liabilities and equity
Short-term debt	339.4		69.8
Accounts payable	1,199.9		1,055.9
Accrued expenses	633.9		497.1
Income tax payable	74.8		53.9
Other current liabilities	180.5		173.1
Total current liabilities	2,428.5		1,849.8
Long-term debt	279.1		562.9
Pension liability	147.3		255.4
Other non-current liabilities	127.7		126.1
Total non-current liabilities	554.1		944.4
Commitments and contingencies
Common stock	102.8	[1]	102.8	[1]
Additional paid-in capital	1,329.3		1,329.3
Retained earnings	2,965.9		2,672.5
Accumulated other comprehensive income (loss)	0.5	[2]	(40.5)	[2]
Treasury stock (8.4 and 7.3 shares)	(417.2)		(305.5)
Total parent shareholders' equity	3,981.3		3,758.6
Non-controlling interest	19.1		17.5
Total equity	4,000.4	[3]	3,776.1	[3]
Total liabilities and equity	$ 6,983.0		$ 6,570.3

[1]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 94.4 and 95.5 million outstanding, net of treasury shares, for 2013 and 2012, respectively.
[2]	The components of Other Comprehensive Income (Loss) are net of any related income tax effects.
[3]	See Note 13 for further details - includes tax effects where applicable.